UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Austin Investment Management Inc
Address:    520 Madison Avenue, 28th Floor
            New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rheema Pike
Title:   Chief Compliance Officer
Phone:   212-888-9292

Signature, Place, and Date of Signing:

s/ Rheema Pike               New York, NY                 August 11, 2008
[Signature]                 [City, State]                     [Date]


Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number      Name
         28-

  [Repeat as necessary.]

                                    FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   102

Form 13F Information Table Value Total:  $135,306
                                         (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form 13F File Number               Name
                           28-

[Repeat as necessary.]


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

Column 1                      Column 2       Column 3  Column 4   Column 5       Column 6    Column 7               Column 8
--------                     ---------       --------  --------   --------      ----------   --------               --------
                                                        Value   SHRS OR  SH/    Investment    Other             Voting Authority
Name of Issuer             Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers        Sole    Shared    None
--------------             --------------   ---------  -------  -------  ---    ---------   ---------       -------  -------   -----
3m Co Com                  COM              88579Y101     887        12750      SOLE                                            X
AT&T, Inc.                 COM              00206R102     813        24141      SOLE                                            X
Abbott Laboratories        COM              002824100    1899        35863      SOLE                          X
Altria Group Inc           COM              02209S103    1662        80865      SOLE                          X
American Express Co        COM              025816109    1675        44475      SOLE                                            X
Anadarko Petroleum         COM              032511107     348         4650      SOLE                                            X
Anglo Amercian PLC         ADR NEW          03485P201     127        27000      SHARED-DEFINED                                  X
Apple Computer Inc.        COM              037833100     167         1000      SOLE                                            X
Applied Materials Inc.     COM              038222105     181         9500      SOLE                                            X
Applied Materials Inc.     COM              038222105     763        40000      SHARED-DEFINED                X
BP Plc-Spons Adr           SPONSORED ADR    055622104     155         2234      SOLE                                            X
BCE Inc.                   COM NEW          05534B760     765         2200      SHARED-DEFINED                                  X
Baker Hughes Inc.          COM              057224107    8989       102920      SOLE                          X
Bank of NY Mellon Corp.    COM              064058100     243         6435      SOLE                                            X
Bank of NY Mellon Corp.    COM              064058100     302         8000      SHARED-DEFINED                X
Berkshire Hathaway Inc.    CL A             084990175    5434           45      SOLE                                            X
Berkshire Hathaway Inc.    CL B             084670207     100           25      SOLE                                            X
Bristol Myers Squibb Co    COM              110122108    2430       118410      SOLE                          X
Brookfield Asset
    Management             CL A LTD VT SH   112585104    4190       128780      SOLE                          X
Brookfield Asset
    Management             CL A LTD VT SH   112585104    1041         3200      SHARED-DEFINED                X
Brookfield Infrastructure
   Partners                LP INT UNIT      G16252101     105         5340      SHARED-DEFINED                X
Burlington Northn Santa
   Fe C                    COM              12189T104    6215        62220      SOLE                          X
Burlington Northn Santa
   Fe C                    COM              12189T104     649         6500      SHARED-DEFINED                X
California Wtr Svc Grp     COM              130788102     127         3900      SOLE                                            X
Calpine Corporation        COM NEW          131347304    1808        80165      SOLE                          X
Cameron International Corp.COM              13342B105     171         3100      SOLE                                            X
Cemex SA                   SPONSORED ADR NEW151290889     384        15444      SHARED-DEFINED                X
Chevron Corp.              COM              166764100    7328        73924      SOLE                          X
Chicago Bridge & Iron      NY REGISTRY SH   167250109    6863       172375      SOLE                          X
Chicago Bridge & Iron      NY REGISTRY SH   167250109     956        24000      SHARED-DEFINED                X
Cisco Systems              COM              17275R102    4386       188584      SOLE                          X
Colgate Palmolive Co       COM              194162103     371         5380      SOLE                                            X
Conocophillips Com         COM              20825C104    2488        26359      SOLE                                            X
Consolidated Edison Inc.   COM              209115104    1107        28325      SOLE                          X
Costco Wholesale Corp.     COM              22160K105     466         6645      SOLE                                            X
Covanta Holding Corp.      COM              22282E102     262         9847      SOLE                                            X
Covidien Ltd               COM              G2552X108     383         8000      SHARED-DEFINED                X
Cresud SA                  SPONSORED ADR    226406106     371        25000      SHARED-DEFINED                X
Devon Energy Corp New      COM              25179M103     155         1290      SOLE                                            X
Diageo Plc                 SPONSORED ADR NEW25243Q205    1034        14000      SHARED-DEFINED                X
East Group Properties Inc  COM              277276101     300         7000      SOLE                                            X
Encana Corp.               COM              292505104   14808       162854      SOLE                          X
Encana Corp.               COM              292505104    2546        28000      SHARED-DEFINED                X
Essex Ppty Tr Inc          COM              297178105     340         3200      SOLE                                            X
Exelon Corp.               COM              30161N101     328         3654      SOLE                                            X
Exxon Mobil Corp.          COM              30231G102    4029        45726      SOLE                          X
Fairfax Financial
    Holdings Ltd.          SUB VTG          303901102    1091         4300      SHARED-DEFINED                X
Fomento Economico Mexicano SPONSORED
                           ADR UNITS        344419106     501        11000      SHARED-DEFINED                X
Fording Canadian Coal      TR UNIT          345425102     573         6000      SOLE                                            X
Fording Canadian Coal      TR UNIT          345425102    1816        19000      SHARED-DEFINED                X
Fpl Group Inc.             COM              302571104     342         5220      SOLE                                            X
General Electric Co        COM              369604103     177         6650      SOLE                                            X
Golar Lng Ltd.             SHS              G9456A100     387        25000      SHARED-DEFINED                X
Home Depot                 COM              437076102     718        30675      SOLE                          X
Honeywell Inc              COM              438516106    5257       104555      SOLE                          X
IBM Corp                   COM              459200101    7158        60395      SOLE                          X
Johnson & Johnson          COM              478160104    1616        25130      SOLE                          X
Johnson & Johnson          COM              478160104    1158        18000      SHARED-DEFINED                X
Microsoft Corp.            COM              594918104     283        10300      SOLE                          X
Mueller Water Products     COM SER A        624758108     161        20000      SHARED-DEFINED                X
NYSE Euronext              COM              629491101     152         3000      SHARED-DEFINED                X
Nabors Industries Ltd.     SHS              G6359F103     354         7200      SOLE                          X
Nasdaq Omx Group Inc.      COM              631103108     849        32000      SHARED-DEFINED                X
National Oilwell Varco Inc COM              637071101    1506        16978      SOLE                          X
Newmont Mining Corp.       COM              651639106    1356        26000      SHARED-DEFINED                X
News Corp.                 CL A             65248E104     421        30000      SHARED-DEFINED                X
Nexen Inc.                 COM              65334H102    1113        28000      SOLE                                            X
Noble Corporation          SHS              G65422100    8469       130380      SOLE                          X
Oneok Partners LP          UNIT LTD PARTN   68268N103    2194        39250      SOLE                                            X
Oracle Systems Corp        COM              68389X105    1050        50000      SOLE                                            X
PPL Corporation            COM              69351T106     104         2000      SOLE                                            X
Peabody Energy Corp.       COM              704549104     140         1600      SOLE                                            X
Pfizer Inc                 COM              717081103     374        21420      SOLE                                            X
Phillip Morris
    International Inc.     COM              718172109    4156        84155      SOLE                          X
Phillip Morris
    International Inc.     COM              718172109    1679        34000      SHARED-DEFINED                X
Procter & Gamble Co.       COM              742718109    1267        20851      SOLE                          X
Rio Tinto Plc              SPONSORED ADR    767204100     742         1500      SHARED-DEFINED                X
Schering Plough
    Corp - W/Rts           COM              806605101    5430       275825      SOLE                          X
Schering Plough
    Corp - W/Rts           COM              806605101     788        40000      SHARED-DEFINED                X
Schlumberger Ltd           COM              806857108    3722        34651      SOLE                                            X
Schwab Charles Corp. New   COM              808513105     308        15000      SHARED-DEFINED                X
Spectra Energy Corp.       COM              847560109    2668        92844      SOLE                          X
Spectra Energy Corp.       COM              847560109     862        30000      SHARED-DEFINED                X
Spectra Energy Partners LP COM              84756N109     346        15035      SOLE                          X
St. Joe Company            COM              790148100    1317        38400      SOLE                          X
St. Joe Company            COM              790148100     172         5000      SHARED-DEFINED                X
Suncor Energy              COM              867229106    1046         1800      SHARED-DEFINED                X
Tejon Ranch Co.            COM              879080109    1434        39775      SOLE                          X
Tejon Ranch Co.            COM              879080109     325         9000      SHARED-DEFINED                X
U S G Corp Com             COM NEW          903293405     215         7275      SOLE                                            X
United Parcel Service Inc. COM              911312106     184         3000      SHARED-DEFINED                X
United Technologies Corp.  COM              913017109     555         9000      SOLE                                            X
Verizon Communications     COM              92343V104     208         5901      SOLE                                            X
Vornado Rlty Tr Sh Ben Int SH BEN INT       929042109    1320        15000      SOLE                                            X
Walgreen Co                COM              931422109    1778        54700      SOLE                          X
Wal-Mart Stores            COM              931142103     843        15000      SHARED-DEFINED                X
Waters Corp.               COM              941848103     174         2700      SOLE                                            X
White Mountains Insurance
    Group Ltd              COM              G9618E107     933         2176      SOLE                                            X
Woodward Governor Co.      COM              980745103    4993       140040      SOLE                          X
Wrigley Wm Jr Co           COM              982526105    1746        22450      SOLE                                            X
Wynn Resorts Ltd.          COM              983134107     569         7000      SHARED-DEFINED                X
Xerox Corp - W/Rts         COM              984121103    5267       388426      SOLE                          X

                                            ------------------------------
                                            TOTAL:                  135306
                                            ------------------------------

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